Retirement Benefit Plans - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Surplus plan, not recognized	$ 63	$ 134
Defined contribution expense	50	47
Defined Benefit Pension Plans
Disclosure of net defined benefit liability (asset) [line items]
Expected contribution to defined benefit pension plans for the next annual reporting period	$ 24
Weighted average duration of defined benefit obligation	14 years
Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Weighted average duration of defined benefit obligation	15 years
British Columbia | Non-Pension Post- Retirement Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Effect from change in financial assumptions	$ 43	$ 19